Intangible Assets (Details) - Schedule of Estimates its Amortization Expense - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Estimates Its Amortization Expense [Abstract]
2025	$ 713,884
2026	162,625
Total amortization expense	$ 876,509	$ 1,251,180